UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3695

Waddell & Reed Advisors New Concepts Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Advisors New Concepts Fund
September 30, 2007
COMMON STOCKS	Shares	Value

Banks - 6.42%
Northern Trust Corporation	669,000	$44,351,355
Signature Bank*	406,000	14,287,140
Synovus Financial Corp.	1,258,000	35,286,900
		93,925,395
Beverages - 1.67%
Brown-Forman Corporation, Class B	326,750	24,476,842

Business Equipment and Services - 4.26%
Akamai Technologies, Inc.*	476,000	13,670,720
Bucyrus International, Inc., Class A	171,000	12,468,465
Stericycle, Inc.*	634,420	36,241,243
		62,380,428
Capital Equipment - 1.92%
IDEX Corporation	773,175	28,135,838

Chemicals - Specialty - 1.00%
Air Products and Chemicals, Inc.	150,000	14,664,000

Computers - Micro - 4.66%
Apple Inc.*	308,900	47,411,516
Sun Microsystems, Inc.*	3,704,000	20,797,960
		68,209,476
Computers - Peripherals - 1.01%
Electronic Arts Inc.*	263,000	14,730,630

Consumer Electronics - 1.71%
Research In Motion Limited*	254,000	25,026,620

Cosmetics & Toiletries - 0.72%
Bare Escentuals, Inc.*	423,000	10,520,010

Electronic Components - 8.53%
Broadcom Corporation, Class A*	906,000	33,019,170
MEMC Electronic Materials, Inc.*	246,000	14,479,560
Microchip Technology Incorporated	746,100	27,083,430
Network Appliance, Inc.*	1,064,900	28,661,784
PMC-Sierra, Inc.*	2,574,000	21,608,730
		124,852,674
Farm Machinery - 0.79%
AGCO Corporation*	228,000	11,575,560

Food and Related - 3.42%
Hershey Foods Corporation	433,300	20,109,453
Wm. Wrigley Jr. Company	466,000	29,931,180
		50,040,633
Health Care - Drugs - 3.38%
Allergan, Inc.	768,000	49,512,960

Health Care - General - 11.07%
DENTSPLY International Inc.	644,500	26,846,647
Gen-Probe Incorporated*	247,900	16,489,068
Henry Schein, Inc.*	781,600	47,509,556
Hologic, Inc.*	378,000	23,046,660
Kyphon Inc.*	335,500	23,483,323
St. Jude Medical, Inc.*	67,000	2,952,690
Zimmer Holdings, Inc.*	269,000	21,786,310
		162,114,254
Hospital Supply and Management - 6.81%
C. R. Bard, Inc.	496,000	43,742,240
Cytyc Corporation*	642,500	30,589,425
Laboratory Corporation of America Holdings*	324,100	25,354,343
		99,686,008
Insurance - Property and Casualty - 2.48%
AXIS Capital Holdings Limited	530,000	20,622,300
Ambac Financial Group, Inc.	250,000	15,727,500
		36,349,800
Metal Fabrications - 2.83%
Fastenal Company	911,800	41,427,633

Motor Vehicles - 0.70%
Harley-Davidson, Inc.	223,000	10,304,830

Petroleum - Domestic - 1.52%
XTO Energy Inc. (A)	360,333	22,282,993

Petroleum - International - 1.67%
Noble Energy, Inc. (A)	349,800	24,499,992

Petroleum - Services - 3.08%
BJ Services Company (A)	277,000	7,354,350
Complete Production Services, Inc.(A)*	389,400	7,974,912
National Oilwell Varco, Inc.(A)*	100,000	14,450,000
Smith International, Inc. (A)	214,000	15,279,600
		45,058,862
Publishing - 3.01%
Getty Images, Inc.*	534,300	14,874,912
Meredith Corporation	510,000	29,223,000
		44,097,912
Restaurants - 3.36%
Chipotle Mexican Grill, Inc., Class A*	121,000	14,293,730
P.F. Chang's China Bistro, Inc.*	570,000	16,860,600
YUM! Brands, Inc.	533,000	18,031,390
		49,185,720
Retail - Food Stores - 0.92%
Longs Drug Stores Corporation	270,600	13,440,702

Retail - General Merchandise - 1.55%
Saks Incorporated	1,325,000	22,723,750

Retail - Specialty Stores - 2.57%
Coldwater Creek Inc.*	1,258,000	13,655,590
J. Crew Group, Inc.*	576,750	23,935,125
		37,590,715
Security and Commodity Brokers - 4.45%
CME Group Inc.	71,300	41,878,055
TD Ameritrade Holding Corporation*	1,277,000	23,254,170
		65,132,225
Timesharing and Software - 6.99%
eBay Inc.	996,000	38,898,780
Global Payments Inc.	602,000	26,620,440
Paychex, Inc.	897,000	36,790,455
		102,309,675
Trucking and Shipping - 2.67%
C.H. Robinson Worldwide, Inc.	420,200	22,804,254
Expeditors International of Washington, Inc.	343,000	16,213,610
		39,017,864
Utilities - Telephone - 1.28%
MetroPCS Communications, Inc.*	684,000	18,659,520

TOTAL COMMON STOCKS - 96.45%		$1,411,933,521

(Cost: $863,688,240)

PUT OPTIONS - 0.00%	Number of Contracts

Lehman Brothers Inc. Custom Energy Basket Collar,	359,752	$17,988
October 104.95, Expires 10-22-07
(Cost: $676,334)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages - 0.14%
Diageo Capital plc (Diageo plc),
5.9%, 10-10-07	$2,000	1,997,050

Construction - 0.27%
Black & Decker Corp.,
5.36%, 10-17-07	4,000	3,990,471

Food & Related - 0.86%
ConAgra Foods, Inc.,
5.4%, 10-2-07	7,000	6,998,950
General Mill, Inc.,
5.78%, 10-4-07	3,600	3,598,266
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
6.2%, 10-12-07	2,000	1,996,211
		12,593,427
Forest & Paper Products - 0.67%
Sonoco Products Co.:
5.6%, 10-1-07	4,838	4,838,000
5.76%, 10-16-07	5,000	4,988,000
		9,826,000
Health Care - Drugs - 0.34%
GlaxoSmithKline Finance plc,
5.4%, 10-5-07	5,000	4,997,000

Leisure Time Industry - 0.34%
Walt Disney Company (The),
5.2%, 10-11-07	5,000	4,992,778

Publishing - 0.21%
Gannett Co., Inc.,
5.8%, 10-5-07	3,000	2,998,067

Restaurants - 0.10%
Starbucks Corporation,
5.4%, 10-9-07	1,500	1,498,200

Utilities - Electric - 0.28%
Detroit Edison Co.,
5.55%, 10-11-07	2,000	1,996,916
New York State Electric & Gas Corp.,
5.4%, 10-1-07	2,000	2,000,000
		3,996,916

Total Commercial Paper - 3.21%		46,889,909

Municipal Obligation - Taxable - 0.34%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.52%, 10-5-07	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 3.55%		$51,889,909

(Cost: $51,889,909)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,463,841,418

(Cost: $916,254,483)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call option outstanding as of September 30, 2007.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Lehman Brothers Inc. Custom Energy Basket Collar	359,752	October/124	$867,002	$701,516

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors New Concepts Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 29, 2007

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 29, 2007